                                       OPPENHEIMER NEW JERSEY MUNICIPAL FUND

                                     Supplement dated October 15, 2002 to the
                 Statement of Additional Information dated November 28, 2001, revised July 1, 2002

The Statement of Additional Information is changed as follows:

The following information is added to the section on page 26 titled Trustees and Officers of the Fund:

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Joel W. Motley,                  Director (January 2002-present), Columbia Equity Financial Corp.
Trustee since 2002               (privately-held financial adviser); Managing Director (January
Age: 50                          2002-present), Carmona Motley, Inc. (privately-held financial adviser);
                                 Formerly he held the following positions: Managing Director (January
                                 1998-December 2001), Carmona Motley Hoffman Inc. (privately-held financial adviser); Managing Director (January 1992-December 1997),
                                 Carmona Motley & Co. (privately-held financial adviser). Oversees 31 portfolios in the OppenheimerFunds complex.
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October 15, 2002                                                                        395PX010